Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables
(14) Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31, 2013		December 31, 2012
	RMB	US$	RMB
Other payables	6,577	1,087	6,001
Predicted liability	200	32	830
	6,777	1,119	6,831

As of December 31, 2013 and 2012, the balance of predicted liability was RMB200 (US$32) and RMB830, respectively, which was estimated liability related to our defective products.